Liability under insurance contracts - Summary of income or expenses on insurance (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance income:
Premium income	₩ 6,258,858	₩ 6,255,872	₩ 7,037,308
Reinsurance income	182,566	153,534	152,892
Separate account income	107,393	75,117	57,553
Insurance Income total	6,890,905	6,484,523	7,247,753
Insurance expenses:
Claims paid	6,467,553	5,346,364	5,564,875
Reinsurance premium expenses	456,732	175,282	167,215
Provision for insurance liabilities	342,088	933,875	1,311,252
Separate account expenses	107,394	75,116	57,553
Acquisition costs	662,244	687,469	802,942
Collection expenses and discount fee	18,575	16,810	19,922
Deferred acquisition costs	(398,660)	(397,196)	(486,972)
Amortization of deferred acquisition costs	404,300	422,189	414,898
Insurance expenses total	7,718,138	7,259,909	7,851,685
Net loss on insurance	₩ (827,233)	₩ (775,386)	₩ (603,932)